UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              126

Form 13F Information Table Value Total:              $260,219
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109     4,101    127,000    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101     9,425    214,200    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104     4,277    107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105     4,119    422,500    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103     2,055    130,900    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301       297     13,000    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203       518     16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108         1     11,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106     7,204    151,923    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103     6,644    320,216    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111       170      6,352    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105     6,568    336,500    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  22876P109     1,105     40,000    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103     7,500    154,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505       136      4,000    SH              SOLE      NONE                   NONE
Equity Office Properties Trust       STOCK  294741103       603     17,000    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100     3,320    139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206     5,068     77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    10,140    245,651    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        11      1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101         0        640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105     7,813    179,900    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105     4,131    197,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    10,012    347,050    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101     9,463    734,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109     5,461    196,000    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104     4,392    107,500    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106     6,260    160,100    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725M107     2,615     70,300    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108     6,789    214,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102     2,415     54,400    SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc            STOCK  44107P104     1,082     58,000    SH              SOLE      NONE                   NONE
Kimco Realty Corp                    STOCK  49446R109       788     12,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101     7,959    331,900    SH              SOLE      NONE                   NONE
Liberty Property Trust               STOCK  531172104       426      9,500    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101     5,772     82,200    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104     3,023     63,100    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108        21      5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103     9,558    198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109     4,535     69,700    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102     1,019     53,600    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104     2,345     76,200    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104     8,304    331,100    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106     7,171    261,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       126      9,000    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102        32      2,400    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    11,919    243,694    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107     5,520    138,300    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202     5,924    198,800    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       700     28,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621K106     1,679     47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109        53      2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104       188      4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109       478      6,000    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108     3,614     74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103        71      2,000    SH              SOLE      NONE                   NONE
Trustreet Properties Inc             STOCK  898404108     3,412    194,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102     1,705     67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102         0      1,260    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101       781     10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100       980     20,000    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103     1,617     25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101       417     11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109     1,373     25,800    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101       401      9,800    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102       371      9,800    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104     1,041     22,818    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108     1,062     42,500    SH              SOLE      NONE                   NONE
BP PLC                               STOCK  055622104       405      6,500    SH              SOLE      NONE                   NONE
Cadbury PLC                          STOCK  127209302       238      6,200    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105       960     12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109     1,820     17,000    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101     1,627     35,200    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100       413      9,900    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103       379      7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103       254     12,400    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104       642     13,700    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106       291      9,800    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206       295      5,000    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103       275      6,900    SH              SOLE      NONE                   NONE
Four Seasons                         STOCK  35100E104       198      3,000    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103       554     16,000    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104       285      6,100    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102       309      6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102       205      7,400    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103       326      9,200    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103     1,702     72,400    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101       668      9,000    SH              SOLE      NONE                   NONE
JC Penney Co Inc                     STOCK  708160106       421      8,000    SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                  STOCK  46625H100       935     26,464    SH              SOLE      NONE                   NONE
Keycorp                              STOCK  493267108       252      7,600    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104        41      1,300    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101       167      8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101       275     11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108       468      8,400    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104       267      5,900    SH              SOLE      NONE                   NONE
Maytag Corp                          STOCK  578592107       346     22,100    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100     1,159     44,300    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102     1,131     21,192    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107       813     26,400    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104       994     40,000    SH              SOLE      NONE                   NONE
Motorola Inc                         STOCK  620076109       803     44,000    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104       132      4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       104      4,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106       269      9,900    SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204     1,331     80,000    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108       194      3,600    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103       932     33,800    SH              SOLE      NONE                   NONE
Piper Jaffray Cos                    STOCK  724078100         6        208    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109       116      2,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202        73      2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104        70      2,800    SH              SOLE      NONE                   NONE
Sara Lee Corp                        STOCK  803111103       283     14,300    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101       305     16,000    SH              SOLE      NONE                   NONE
Schlumberger Ltd                     STOCK  806857108       213      2,800    SH              SOLE      NONE                   NONE
Travelers Cos Inc/The                STOCK  792860108        11        285    SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts            STOCK  85590A203       205      3,500    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106       930     17,100    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109       660     27,100    SH              SOLE      NONE                   NONE
Tyco International Ltd               STOCK  902124106       409     14,000    SH              SOLE      NONE                   NONE
US Bancorp                           STOCK  902973304     1,022     35,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104     1,106     32,000    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103       622     12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109       552     12,000    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101       899     14,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100     1,776     39,900    SH              SOLE      NONE                   NONE